Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Income tax benefit, global intangible low-taxed income	$ 1,304
Reclassification of debt to equity, tax effect	1,086
Deferred tax assets before valuation allowance	42,676	$ 27,419
Domestic
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	12,307
Domestic | Federal AMT
Tax Credit Carryforward [Line Items]
Federal AMT credit	1,005
Foreign
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	33,119
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	10,257
State and Local Jurisdiction | Federal AMT
Tax Credit Carryforward [Line Items]
Federal AMT credit	$ 546
Additional Paid-in Capital
Tax Credit Carryforward [Line Items]
Reclassification of debt to equity, tax effect		$ 1,208